UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07507
                                                    -------------

                          Scudder Investments VIT Funds
                 ---------------------------------------------
               (Exact name of registrant as specified in charter)

                             Two International Place
                              Boston, MA 02110-4103
                 ---------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Daniel O. Hirsch
                            Deutsche Asset Management
                                One South Street
                               Baltimore, MD 21202
                 ---------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-535-0532
                                                          ----------------------

                   Date of fiscal year end: December 31, 2003
                                           -----------------------
                   Date of reporting period: December 31, 2003
                                            -----------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

[Scudder logo omitted]



Scudder VIT Equity 500 Index Fund






                                                  Class A and B Shares

                                                  ANNUAL REPORT
                                                  December 31, 2003

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
TABLE OF CONTENTS

      LETTER TO SHAREHOLDERS .............................................    3
      PERFORMANCE COMPARISON .............................................    6

      SCUDDER VIT EQUITY 500 INDEX FUND
         Schedule of Investments .........................................    7
         Statement of Assets and Liabilities .............................   13
         Statement of Operations .........................................   14
         Statements of Changes in Net Assets .............................   15
         Financial Highlights ............................................   16
         Notes to Financial Statements ...................................   18
         Report of Independent Auditors ..................................   22
         Trustees and Officers of the Trust ..............................   23
         Tax Information .................................................   27



                         ------------------------------
                The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested. There is no guarantee that the Fund will be able to mirror the S&P 500 Index closely enough to track its performance.
                         ------------------------------


--------------------------------------------------------------------------------
                                        2

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


ALL PERFORMANCE QUOTED IN THIS REPORT IS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH CHANGING MARKET CONDITIONS SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURN FIGURES QUOTED. PERFORMANCE QUOTED FOR THE FUND DOES NOT INCLUDE THE EFFECT OF CONTRACT CHARGES, WHICH WOULD LOWER THE RETURNS PRESENTED. RETURNS ARE NET OF THE FUND'S MANAGEMENT FEE AND OTHER OPERATING EXPENSES. RETURNS WOULD HAVE BEEN LOWER IF CERTAIN OF THE FUND'S FEES AND EXPENSES HAD NOT BEEN WAIVED. FOR THE FUND'S MOST RECENT MONTH-END PERFORMANCE, CALL 1-800-621-1048.

In the following interview, the portfolio management team discusses Scudder VIT Equity 500 Index Fund's market environment and performance during the 12-month period ended December 31, 2003.

Q: HOW DID SCUDDER VIT EQUITY 500 INDEX FUND PERFORM OVER 2003?

A: Scudder VIT Equity 500 Index Fund tracked its benchmark, the Standard & Poor's 500 Index,1 for the 12 months ended December 31, 2003. The fund produced a total return of 28.16% (Class A shares) for the annual period, compared with 28.68% for the benchmark. (Please see pages 4 and 6 for the performance of Class B shares and more complete performance information.) The fund outperformed the Lipper S&P 500 Index Objective Funds 2 category average annual return of
27.78%.

Q: WHAT WERE THE PRIMARY FACTORS AFFECTING THE US EQUITY MARKETS DURING THE PAST 12 MONTHS?

A: In a welcome turnabout from the past three years, US equities gained ground for the 12 months ended December 31, 2003. Still, the S&P 500 Index saw divergent performance within the annual period.

During the first quarter, the S&P 500 Index declined 3.15%. After starting the New Year on a positive note, equity markets peaked during the second week of January and then started a sustained decline, as fears surrounding the coming war with Iraq heightened. Economic activity slowed, as the geopolitical concerns reverberated throughout most sectors. Indeed, virtually every major indicator proved weaker than expected as full-year US gross domestic product (GDP) growth estimates continued to be reduced. In March, a 'war relief' rally took place, erasing much of the quarter's decline, as investors grew optimistic that the war would not last long.

During the second quarter, the S&P 500 Index increased 15.39%, marking the largest single quarterly gain for the index in more than four years. Economic and political conditions improved, leading investors to favor equities. A significant number of corporate earnings announcements during the quarter met or exceeded expectations, and earnings estimates were revised up going forward. Furthermore, the low-interest-rate environment and declining yields on bond investments drew more attention to equities, as investors sought higher returns. The case for owning equities was additionally strengthened by a $350 billion US tax cut and an accommodative Federal Reserve Board, which did not raise interest rates out of fear that low inflation threatened to spiral into deflation. Finally, while the journey to freedom and democracy in Iraq was by no means at an end, the conclusion of major military operations toward the end of April provided the equity markets with a degree of geopolitical stability not seen in the last two years.

The S&P 500 Index continued its advance during the second half of 2003, increasing 2.7% in the third quarter and a strong 12.18% in the fourth quarter, as improving fundamentals provided an attractive backdrop for equity market performance. The US economy exhibited signs of growth, as evidenced by the continual upward revisions to GDP. Investment by corporate America also began picking up in earnest. Business spending increased sharply from single digits to mid-teen levels, with particularly significant increases in technology spending. The US equity markets were further supported during the second half of the year by robust corporate earnings.


--------------------------------------------------------------------------------
1 'S&P 500(R)' is a trademark of The McGraw-Hill Companies, Inc., and has been licensed for use by the fund's investment advisor. The S&P 500(R) Index is an unmanaged index used to portray the pattern of common stock movement of 500 large companies.
2 The Lipper S&P 500 Index Objective Funds category represents funds that are passively managed and commit by prospectus language to replicate the performance of the S&P 500 index, including reinvested dividends. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.
INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND, UNLIKE FUND RETURNS, DO NOT REFLECT FEES AND EXPENSES. A DIRECT INVESTMENT IN AN INDEX IS NOT POSSIBLE.

--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

For the annual period overall, large-cap stocks,1 as measured by the S&P 500 Index, underperformed mid-cap and small-cap stocks, as measured by the S&P Mid Cap 400 Index,2 and the Russell 2000 Index,3 respectively. Within the large-cap sector, value-oriented stocks outperformed growth-oriented stocks, with annual returns separated by approximately 6%, as measured by the S&P 500 Barra Value Index 4 versus the S&P 500 Barra Growth Index.5

Q: WHICH SECTORS AND STOCKS WITHIN THE S&P 500 INDEX WERE THE BEST AND WORST PERFORMERS?

A: For the 12 months ended December 31, 2003, sector performance within the S&P 500 Index was positive across the board. Based on total returns alone, information technology (e.g., Intel, Cisco Systems), materials (e.g., Applied Materials) and consumer discretionary (e.g., Wal-Mart, Home Depot) were the best-performing sectors. Taking both weightings and total returns into consideration, information technology



--------------------------------------------------------------------------------
1 The market cap of a company is calculated by multiplying the number of shares outstanding by the current share price. As a result, the market value of companies changes over time. Companies with larger market caps are considered to be more liquid investments. Although various classifications exist for market cap, the following parameters can be used: Large Cap: Market cap between $10 billion and $200 billion. e.g., Wal-Mart, General Electric, Microsoft. Mid Cap: Market cap between $2 billion and $10 billion. Small Cap:
  Market cap between $300 million and $2 billion.
2 The S&P MidCap 400 Index is an unmanaged index that tracks the stock movement of 400 mid-size US companies.
3 The Russell 2000 Index is an unmanaged index that tracks the common stock price movement of the 2,000 smallest companies of the Russell 3000 Index, which measures the performance of the 3,000 largest US companies based on market capitalization.
4 The S&P 500 Barra Value Index is a capitalization-weighted index of all the stocks in the Standard & Poor's 500 that have low price-to-book ratios. The price-to-book (P/B) ratio is used to compare a stock's market value to its book value (which is simply assets minus liabilities). It is calculated by dividing current stock price by the latest quarter book value. P/B can be used as a means of determining whether or not a stock is being fairly priced by the market and can indicate an opportunity for value investors. However, a low P/B could also indicate a fundamental problem with a company. It is a more relevant valuation measure for certain industry sectors than others.
5 The S&P 500 Barra Growth Index is a capitalization-weighted index of all the stocks in the Standard & Poor's 500 that have high price-to-book ratios. The price-to-book (P/B) ratio is used to compare a stock's market value to its book value (which is simply assets-liabilities). It is calculated by dividing current stock price by the latest quarter book value. P/B can be used as a means of determining whether or not a stock is being fairly priced by the market and can indicate an opportunity for value investors. However, a high P/B could indicate a company that has become over-valued in the market. It is a more relevant valuation measure for certain industry sectors than others.

INVESTMENT REVIEW

                                                        CUMULATIVE TOTAL RETURNS                   AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                        1 Year    3 Years     5 Years      Since        1 Year    3 Years     5 Years     Since
   December 31, 2003                                                 Inception 6                                    Inception 6
 Scudder VIT Equity 500 Index Fund 7
   Class A                               28.16%   (12.57)%    (4.47)%     25.30%        28.16%     (4.38)%     (0.91)%     3.68%
   Class B                               27.83%     n/a         n/a        5.38%        27.83%       n/a          n/a      3.19%
---------------------------------------------------------------------------------------------------------------------------------
 S&P 500 Index 8                         28.68%   (11.67)%    (2.82)%     28.54%        28.68%     (4.05)%     (0.57)%     4.10%
---------------------------------------------------------------------------------------------------------------------------------
 Lipper S&P 500 Index Objective
   Fund Average 9                        27.78%   (13.33)%    (5.46)%     24.80%        27.78%     (4.66)%     (1.12)%     3.60%
---------------------------------------------------------------------------------------------------------------------------------

6 The Fund's inception dates are: Class A Shares: October 1, 1997, Class
  B Shares: April 30, 2002. Benchmark returns are for comparative purposes relative to Class A Shares and are for the periods beginning October 1, 1997 for the S&P 500 Index and September 30, 1997 for the Lipper S&P 500 Index Objective Fund Average.
7 ALL PERFORMANCE QUOTED IN THIS REPORT IS PAST PERFORMANCE AND IS NO GUARANTEE
  OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH CHANGING MARKET CONDITIONS SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURN FIGURES QUOTED. PERFORMANCE QUOTED FOR THE FUND DOES NOT INCLUDE THE EFFECT OF CONTRACT CHARGES, WHICH WOULD LOWER THE RETURNS PRESENTED. RETURNS ARE NET OF THE FUND'S MANAGEMENT FEE AND OTHER OPERATING EXPENSES. RETURNS WOULD HAVE BEEN LOWER IF CERTAIN OF THE FUND'S FEES AND EXPENSES HAD NOT BEEN WAIVED. FOR THE FUND'S MOST RECENT MONTH-END PERFORMANCE, CALL 1-800-621-1048. Earnings from variable annuity investments compound tax free until withdrawal, so no adjustments are made for income taxes. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Total return is based on net change in net asset value, assuming the reinvestment of all distributions.
8 The S&P 500 Index is an unmanaged index that measures the performance of 500 large U.S. companies.
9 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.
INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND, UNLIKE FUND RETURNS, DO NOT REFLECT FEES AND EXPENSES. A DIRECT INVESTMENT IN AN INDEX IS NOT POSSIBLE.

--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

--------------------------------------------------------------------------------
 TEN LARGEST STOCK HOLDINGS
 As of December 31, 2003
 (percentages are based on total net assets of the Fund)
 A Fund's holdings are subject to change.

   General Electric Co. .......................  2.96%
   Microsoft Corp. ............................  2.83
   ExxonMobil Corp. ...........................  2.58
   Pfizer, Inc. ...............................  2.57
   Citigroup, Inc. ............................  2.37
   Wal-Mart Stores, Inc. ......................  2.19
   Intel Corp. ................................  2.00
   American International Group, Inc. .........  1.64
   Cisco Systems, Inc. ........................  1.60
   International Business Machines Corp. ......  1.52

   Information concerning portfolio holdings of the Fund as of a month end is available upon request no earlier than 15 days after the month end.
--------------------------------------------------------------------------------

and financials (e.g., Citigroup, J.P. Morgan Chase) made the greatest contributions to the index's annual returns. The financials sector continued to be the largest weight within the S&P 500 Index through the period, accounting at December 31, 2003, for 20.6% of the index's market capitalization. The only sector to generate single-digit returns for the year was telecommunications services (e.g., AT&T Corp, SBC Communication).

The best annual total returns among the S&P 500 Index stocks came from Avaya, a global leader in communication systems, applications and services, Williams Cos, one of the leading pipeline engineering and construction firms, and Dynegy, a provider of electricity, natural gas and natural gas liquids. The worst-performing individual stocks based on total return were energy company Mirant, Winn-Dixie Stores, a food retailer, and Cresset Precious Metals.

Q: WHAT WERE THE MAJOR CHANGES TO THE S&P 500 INDEX DURING THE ANNUAL PERIOD?

A: The index changes from time to time as companies merge, divest units, face financial difficulties or experience a change in their market capitalization. Market cap is affected by two major factors: stock price and the number of outstanding shares. Therefore market cap could change with a new share issue, a share buyback, or an increase/decrease in share price. Standard & Poor's may also occasionally adjust the index to better reflect the companies that it believes are most representative of the makeup of our economy. In all, there were just nine additions to and deletions from the S&P 500 Index for the year, as compared with 24 additions and deletions in 2002.

The additions were AutoNation, Apartment Investment & Management, BIOGEN IDEC, Express Scripts, Federated Investors, McCormick & Company, Medco Health Solutions, ProLogis and Symantec. Deletions were AMR, Biogen Inc., HealthSouth, Household International, McDermott International, Mirant, Pharmacia, Quintiles Transnational and Rational Software.

HealthSouth was deleted from the index on the heels of an investigation into a massive accounting scandal and allegations of fraud. The government has accused HealthSouth and a group of its former officers of deliberately overstating earnings by $2.5 billion over several years. AMR, the parent company of American Airlines, was deleted from the index when it faced the threat of bankruptcy as a sluggish economy, the war in Iraq and the threat of severe acute respiratory syndrome, or SARS, took a toll on air travel. Recent labor concessions have helped AMR avoid bankruptcy.

Q: WHAT INVESTMENT STRATEGIES DO YOU INTEND TO PURSUE IN THE FUND?

A: As managers of an index fund, which seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the S&P 500 Index, we neither evaluate short-term fluctuations in the fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets as we seek to closely track the performance of the benchmark.

--------------------------------------------------------------------------------
 SECTOR ALLOCATION
 As of December 31, 2003
 (percentages are based on market value* of total investments in the Fund)
 A Fund's sector allocation is subject to change.

   Financial Services ........................  20.30%
   Information Technology ....................  16.50
   Health Care ...............................  13.05
   Industrials ...............................  11.63
   Consumer Staples ..........................  10.95
   Consumer Discretionary ....................  10.88
   Energy ....................................   5.69
   Telecommunication Services ................   3.39
   Materials .................................   3.00
   Other .....................................   4.61
                                              -------
                                               100.00%
                                              =======
   *Excluding Cash Equivalents.

--------------------------------------------------------------------------------
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION.

--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON 1

            Scudder VIT
             Equity 500
             Index Fund    S&P 500 Index
10/1/97        10,000        10,000
10/31/97        9,600         9,666
11/30/97       10,020        10,114
12/31/97       10,190        10,287
1/31/98        10,300        10,402
2/28/98        11,030        11,152
3/31/98        11,580        11,723
4/30/98        11,770        11,841
5/31/98        11,560        11,637
6/30/98        12,030        12,110
7/31/98        11,870        11,981
8/31/98        10,180        10,249
9/30/98        10,820        10,906
10/31/98       11,690        11,793
11/30/98       12,390        12,507
12/31/98       13,116        13,228
1/31/99        13,641        13,780
2/28/99        13,219        13,352
3/31/99        13,744        13,886
4/30/99        14,259        14,423
5/31/99        13,919        14,083
6/30/99        14,682        14,865
7/31/99        14,218        14,401
8/31/99        14,146        14,330
9/30/99        13,765        13,938
10/31/99       14,620        14,820
11/30/99       14,908        15,121
12/31/99       15,789        16,011
1/31/00        14,999        15,208
2/29/00        14,718        14,920
3/31/00        16,153        16,379
4/30/00        15,665        15,886
5/31/00        15,342        15,561
6/30/00        15,717        15,945
7/31/00        15,467        15,696
8/31/00        16,424        16,671
9/30/00        15,550        15,791
10/31/00       15,488        15,724
11/30/00       14,260        14,485
12/31/00       14,331        14,556
1/31/01        14,831        15,073
2/28/01        13,478        13,698
3/31/01        12,624        12,830
4/30/01        13,603        13,827
5/31/01        13,686        13,919
6/30/01        13,353        13,581
7/30/01        13,218        13,448
8/31/01        12,385        12,606
9/30/01        11,375        11,588
10/31/01       11,594        11,809
11/30/01       12,479        12,715
12/31/01       12,585        12,827
1/31/02        12,396        12,639
2/28/02        12,155        12,395
3/31/02        12,606        12,861
4/30/02        11,840        12,082
5/31/02        11,756        11,993
6/30/02        10,905        11,139
7/30/02        10,064        10,271
8/31/02        10,127        10,338
9/30/02         9,024         9,214
10/31/02        9,812        10,025
11/30/02       10,390        10,615
12/31/02        9,777         9,989
1/31/03         9,522         9,720
2/28/03         9,373         9,571
3/31/03         9,469         9,658
4/30/03        10,237        10,448
5/31/03        10,764        10,991
6/30/03        10,904        11,124
7/30/03        11,098        11,320
8/30/03        11,313        11,540
9./30/03       11,184        11,418
10/30/03       11,819        12,064
11/30/03       11,916        12,171
12/31/03       12,530        12,854

Scudder VIT Equity 500 Index Fund - Class A Shares $12,530
S&P 500 Index 3 $12,854

                                                    AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                      1 Year     3 Years     5 Years       Since
   December 31, 2003                                                 Inception 2

 Scudder VIT Equity 500 Index Fund--
   Class A Shares                     28.16%      (4.38)%    (0.91)%     3.68%

                                                    AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                                             1 Year        Since
   December 31, 2003                                                 Inception 4

 Scudder VIT Equity 500 Index Fund--
   Class B Shares                                            27.83%        3.19%

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Earnings from variable annuity investments compound tax free until withdrawal, so no adjustments are made for income taxes. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived. Returns are net of the Fund's management fee and other operating expenses.
2 Class A Shares commenced operations on October 1, 1997.
3 The S&P 500 Index is an unmanaged index that measures the performance of 500 large U.S. companies. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. A direct investment in an index is not possible.
4 Class B Shares commenced operations on April 30, 2002. Growth of $10,000 for B
  Shares from inception through December 31, 2003:$10,538.

--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS  December 31, 2003


     SHARES   SECURITY                                                  VALUE
--------------------------------------------------------------------------------
              COMMON STOCKS--97.97%
     47,300   3M Co. ..........................................    $  4,021,919
     96,800   Abbott Laboratories .............................       4,510,880
     17,500   ACE Ltd. ........................................         724,850
     56,700   ADC Telecommunications, Inc. 1 ..................         168,399
     14,900   Adobe Systems, Inc. .............................         585,570
      2,800   Adolph Coors Co.--Class B .......................         157,080
     22,100   Advanced Micro Devices, Inc. 1 ..................         329,290
     35,600   AES Corp. 1 .....................................         336,064
      8,900   Aetna, Inc. .....................................         601,462
     32,900   AFLAC, Inc. .....................................       1,190,322
     28,018   Agilent Technologies, Inc. 1 ....................         819,246
     15,000   Air Products & Chemicals, Inc. ..................         792,450
      3,400   Alberto-Culver Co. ..............................         214,472
     21,342   Albertsons, Inc. ................................         483,396
     52,476   Alcoa, Inc. .....................................       1,994,088
      7,300   Allegheny Energy, Inc. 1 ........................          93,148
      4,750   Allegheny Technologies, Inc. ....................          62,795
      7,600   Allergan, Inc. ..................................         583,756
     19,600   Allied Waste Industries, Inc. 1 .................         272,048
     44,600   Allstate Corp. ..................................       1,918,692
     19,000   ALLTEL Corp. ....................................         885,020
     24,200   Altera Corp. 1 ..................................         549,340
    123,600   Altria Group, Inc. ..............................       6,726,312
      6,250   Ambac Financial Group, Inc. .....................         433,687
      5,600   Amerada Hess Corp. ..............................         297,752
      9,400   Ameren Corp. ....................................         432,400
     24,140   American Electric Power Co. .....................         736,511
     80,100   American Express Co. ............................       3,863,223
      3,800   American Greetings Corp.--Class A 1 .............          83,106
    159,289   American International Group, Inc. ..............      10,557,675
     13,600   American Power Conversion Corp. .................         332,520
      4,300   American Standard Cos., Inc. 1 ..................         433,010
      6,384   AmerisourceBergen Corp. .........................         358,462
     78,708   Amgen, Inc. 1 ...................................       4,864,154
     20,400   AmSouth Bancorp .................................         499,800
     15,221   Anadarko Petroleum Co. ..........................         776,423
     22,000   Analog Devices, Inc. ............................       1,004,300
     10,000   Andrew Corp. 1 ..................................         115,100
     50,800   Anheuser-Busch Cos., Inc. .......................       2,676,144
      8,864   Anthem, Inc. 1,2 ................................         664,800
     18,100   AON Corp. .......................................         433,314
      9,906   Apache Corp. ....................................         803,377
      5,500   Apartment Investment &
               Management Co.--Class A REIT ...................         189,750
     11,100   Apollo Group, Inc.--Class A 1 ...................         754,800
     23,300   Apple Computer, Inc. 1 ..........................         497,921
     12,100   Applera Corp.--Applied
               Biosystems Group ...............................         250,591
    100,400   Applied Materials, Inc. 1 .......................       2,253,980
     21,300   Applied Micro Circuits Corp. 1 ..................         127,374
     37,475   Archer-Daniels-Midland Co. ......................         570,369

     SHARES   SECURITY                                                  VALUE
--------------------------------------------------------------------------------
      4,000   Ashland, Inc. ...................................    $    176,240
     49,904   AT&T Corp. ......................................       1,013,051
    167,999   AT&T Wireless Services, Inc. 1 ..................       1,342,312
      7,900   AutoDesk, Inc. ..................................         194,182
     37,700   Automatic Data Processing, Inc. .................       1,493,297
     16,300   AutoNation, Inc. 1 ..............................         299,431
      5,300   AutoZone, Inc. 1 ................................         451,613
     27,330   Avaya, Inc. 1 ...................................         353,650
      6,400   Avery Dennison Corp. ............................         358,528
     15,100   Avon Products, Inc. .............................       1,019,099
     19,840   Baker Hughes, Inc. ..............................         638,054
      3,300   Ball Corp. ......................................         196,581
     70,800   Banc One Corp. ..................................       3,227,772
     90,871   Bank of America Corp. ...........................       7,308,755
     48,100   Bank of New York Co., Inc. ......................       1,593,072
      3,100   Bard (C. R.), Inc. ..............................         251,875
      3,200   Bausch & Lomb ...................................         166,080
     36,700   Baxter International, Inc. ......................       1,120,084
     32,400   BB&T Corp. ......................................       1,251,936
      5,772   Bear Stearns Cos., Inc. .........................         461,471
     16,300   Becton, Dickinson & Co. .........................         670,582
     19,000   Bed Bath & Beyond, Inc. 1 .......................         823,650
    113,800   BellSouth Corp. .................................       3,220,540
      3,100   Bemis Co., Inc. .................................         155,000
     19,350   Best Buy Co., Inc. ..............................       1,010,844
      6,800   Big Lots, Inc. 1 ................................          96,628
     20,290   Biogen Idec, Inc. 1 .............................         746,266
     16,725   Biomet, Inc. ....................................         608,957
     11,100   BJ Services Co. 1 ...............................         398,490
      4,500   Black & Decker Corp. ............................         221,940
     10,400   Block (H&R), Inc. ...............................         575,848
     13,200   BMC Software, Inc. 1 ............................         246,180
     52,500   Boeing Co. ......................................       2,212,350
      6,400   Boise Cascade Corp. .............................         210,304
     49,600   Boston Scientific Corp. 1 .......................       1,823,296
    120,546   Bristol-Myers Squibb Co. ........................       3,447,616
     17,656   Broadcom Corp.--Class A 1 .......................         601,893
      3,500   Brown-Forman Corp. ..............................         327,075
      5,200   Brunswick Corp. .................................         165,516
     21,600   Burlington Northern Santa Fe Corp. ..............         698,760
     12,800   Burlington Resources, Inc. ......................         708,864
     28,489   Calpine Corp. 1,2 ...............................         137,032
     25,100   Campbell Soup Co. ...............................         672,680
     13,700   Capital One Financial Corp. .....................         839,673
     26,549   Cardinal Health, Inc. ...........................       1,623,737
     39,900   Carnival Corp. ..................................       1,585,227
     20,800   Caterpillar, Inc. ...............................       1,726,816
     62,093   Cendant Corp. 1 .................................       1,382,811
     17,700   CenterPoint Energy, Inc. ........................         171,513
      4,100   Centex Corp. ....................................         441,365
      9,550   CenturyTel, Inc. ................................         311,521
     13,544   Charter One Financial, Inc. .....................         467,945


See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                       7

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS  December 31, 2003


     SHARES   SECURITY                                                  VALUE
--------------------------------------------------------------------------------
     64,733   ChevronTexaco Corp. .............................    $  5,592,284
     12,100   Chiron Corp. 1 ..................................         689,579
     11,400   Chubb Corp. .....................................         776,340
     31,400   CIENA Corp. 1 ...................................         208,496
      8,100   CIGNA Corp. .....................................         465,750
      9,300   Cincinnati Financial Corp. ......................         389,484
     10,700   CINergy Corp. ...................................         415,267
      9,900   Cintas Corp. ....................................         496,287
     14,200   Circuit City Stores, Inc. .......................         143,846
    423,300   Cisco Systems, Inc. 1 ...........................      10,281,957
    314,474   Citigroup, Inc. .................................      15,264,568
     16,000   Citizens Communications Co. 1 ...................         198,720
     11,000   Citrix Systems, Inc. 1 ..........................         233,310
     36,934   Clear Channel Communications, Inc. ..............       1,729,619
     13,300   Clorox Co. ......................................         645,848
      9,216   CMS Energy Corp. 1 ..............................          78,520
    150,600   Coca-Cola Co. ...................................       7,642,950
     26,300   Coca-Cola Enterprises, Inc. .....................         575,181
     33,900   Colgate-Palmolive Co. ...........................       1,696,695
    139,186   Comcast Corp.--Class A 1 ........................       4,575,044
     10,900   Comerica, Inc. ..................................         611,054
     34,850   Computer Associates
               International, Inc. ............................         952,799
     10,900   Computer Sciences Corp. 1 .......................         482,107
     21,200   Compuware Corp. 1 ...............................         128,048
     12,698   Comverse Technology, Inc. 1 .....................         223,358
     34,500   ConAgra Foods, Inc. .............................         910,455
     28,274   Concord EFS, Inc. 1 .............................         419,586
     42,744   ConocoPhillips ..................................       2,802,724
     13,000   Consolidated Edison Co. of
               New York, Inc. .................................         559,130
      9,900   Constellation Energy Group ......................         387,684
      9,700   Convergys Corp. 1 ...............................         169,362
      5,500   Cooper Industries Ltd.--Class A .................         318,615
      4,300   Cooper Tire & Rubber Co. ........................          91,934
     80,049   Corning, Inc. 1 .................................         834,911
     29,100   Costco Cos., Inc. 1 .............................       1,081,938
     10,933   Countrywide Financial Corp. .....................         829,268
      3,400   Crane Co. .......................................         104,516
     14,000   CSX Corp. .......................................         503,160
      3,200   Cummins, Inc. ...................................         156,608
     24,900   CVS Corp. .......................................         899,388
      8,585   Dana Corp. ......................................         157,535
      9,400   Danaher Corp. 2 .................................         862,450
      9,750   Darden Restaurants, Inc. ........................         205,140
     14,700   Deere & Co. .....................................         956,235
    158,600   Dell, Inc. 1 ....................................       5,386,056
     32,573   Delphi Corp. ....................................         332,570
      8,700   Delta Air Lines, Inc. ...........................         102,747
      3,200   Deluxe Corp. ....................................         132,256
     14,500   Devon Energy Corp. ..............................         830,270
      4,900   Dillard's, Inc.--Class A ........................          80,654

     SHARES   SECURITY                                                  VALUE
--------------------------------------------------------------------------------
     19,347   Dollar General Corp. ............................    $    406,094
     20,616   Dominion Resources, Inc. ........................       1,315,919
      6,600   Donnelley (R.R.) & Sons Co. .....................         198,990
     11,800   Dover Corp. .....................................         469,050
     57,516   Dow Chemical Co. ................................       2,390,940
      4,700   Dow Jones & Co., Inc. ...........................         234,295
      9,800   DTE Energy Co. ..................................         386,120
     62,345   Du Pont (E.I.) de Nemours & Co. .................       2,861,012
     57,400   Duke Energy Corp. ...............................       1,173,830
     19,735   Dynegy, Inc.--Class A 1 .........................          84,466
      4,500   Eastman Chemical Co. ............................         177,885
     18,600   Eastman Kodak Co. ...............................         477,462
      5,100   Eaton Corp. .....................................         550,698
     39,900   eBay, Inc. 1 ....................................       2,577,141
     15,300   Ecolab, Inc. ....................................         418,761
     18,900   Edison International 1 ..........................         414,477
     34,786   El Paso Corp. ...................................         284,897
     17,800   Electronic Arts, Inc. 1 .........................         850,484
     29,200   Electronic Data Systems Corp. ...................         716,568
    147,400   EMC Corp. 1 .....................................       1,904,408
     25,300   Emerson Electric Co. ............................       1,638,175
      7,300   Engelhard Corp. .................................         218,635
     14,200   Entergy Corp. ...................................         811,246
      6,700   EOG Resources, Inc. .............................         309,339
      8,200   Equifax, Inc. ...................................         200,900
     24,600   Equity Office Properties Trust REIT .............         704,790
     15,800   Equity Residential REIT .........................         466,258
     20,725   Exelon Corp. ....................................       1,375,311
      5,300   Express Scripts, Inc. 1 .........................         352,079
    405,317   Exxon Mobil Corp. ...............................      16,617,997
     10,026   Family Dollar Stores, Inc. ......................         359,733
     60,400   Fannie Mae ......................................       4,533,624
     12,000   Federated Department Stores, Inc. ...............         565,560
      6,400   Federated Investors, Inc.--Class B ..............         187,904
     18,060   FedEx Corp. .....................................       1,219,050
     35,992   Fifth Third Bancorp .............................       2,127,127
     45,800   First Data Corp. ................................       1,881,922
      8,000   First Tennessee National Corp. ..................         352,800
     19,884   FirstEnergy Corp. ...............................         699,917
     12,601   Fiserv, Inc. 1 ..................................         497,866
     65,754   FleetBoston Financial Corp. .....................       2,870,162
      4,700   Fluor Corp. .....................................         186,308
    115,102   Ford Motor Co. ..................................       1,841,632
     22,000   Forest Laboratories, Inc. 1 .....................       1,359,600
      8,900   Fortune Brands, Inc. ............................         636,261
     12,300   FPL Group, Inc. .................................         804,666
     16,300   Franklin Resources, Inc. ........................         848,578
     41,900   Freddie Mac .....................................       2,443,608
     11,000   Freeport-McMoran Copper &
               Gold, Inc.--Class B ............................         463,430
     17,100   Gannet Co., Inc. ................................       1,524,636
     55,425   Gap, Inc. .......................................       1,286,414


See Notes to Financial Statements.


--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS  December 31, 2003

     SHARES   SECURITY                                                  VALUE
--------------------------------------------------------------------------------
     19,700   Gateway, Inc. 1 .................................    $     90,620
     12,000   General Dynamics Corp. ..........................       1,084,680
    615,700   General Electric Co. 2 ..........................      19,074,386
     23,864   General Mills, Inc. .............................       1,081,039
     33,830   General Motors Corp. ............................       1,806,522
     10,100   Genuine Parts Co. ...............................         335,320
     14,200   Genzyme Corp. 1 .................................         700,628
     14,577   Georgia-Pacific Corp. ...........................         447,077
     64,100   Gillette Co. ....................................       2,354,393
      9,300   Golden West Financial Group .....................         959,667
     29,000   Goldman Sachs Group, Inc. .......................       2,863,170
      6,800   Goodrich Corp. ..................................         201,892
     10,200   Goodyear Tire & Rubber Co. 1 ....................          80,172
      5,300   Grainger (W.W.), Inc. ...........................         251,167
      2,900   Great Lakes Chemical Corp. ......................          78,851
     19,100   Guidant Corp. ...................................       1,149,820
     26,900   Halliburton Co. .................................         699,400
     18,300   Harley-Davidson, Inc. ...........................         869,799
      7,000   Harrah's Entertainment, Inc. ....................         348,390
     18,051   Hartford Financial Services
               Group, Inc. ....................................       1,065,551
     10,059   Hasbro, Inc. ....................................         214,056
     31,600   HCA, Inc. .......................................       1,357,536
     15,100   Health Management Associates,
               Inc.--Class A ..................................         362,400
     21,500   Heinz (H. J.) Co. ...............................         783,245
      6,400   Hercules, Inc. 1 ................................          78,080
      7,600   Hershey Foods Corp. .............................         585,124
    188,626   Hewlett-Packard Co. .............................       4,332,739
     21,900   Hilton Hotels Corp. .............................         375,147
    139,900   Home Depot, Inc. ................................       4,965,051
     53,475   Honeywell International, Inc. ...................       1,787,669
      9,400   Humana, Inc. 1 ..................................         214,790
     14,650   Huntington Bancshares, Inc. .....................         329,625
     19,400   Illinois Tool Works, Inc. .......................       1,627,854
     14,100   IMS Health, Inc. ................................         350,526
     11,100   Ingersoll-Rand Co.--Class A .....................         753,468
    400,500   Intel Corp. .....................................      12,896,100
    105,608   International Business
               Machines Corp. .................................       9,787,749
      5,500   International Flavors &
               Fragrances, Inc. ...............................         192,060
     20,968   International Game Technology ...................         748,558
     30,208   International Paper Co. .........................       1,302,267
     22,600   Interpublic Group of Cos., Inc. 1 ...............         352,560
     13,200   Intuit, Inc. 1 ..................................         698,412
      5,300   ITT Industries, Inc. ............................         393,313
    123,140   J.P. Morgan Chase & Co. .........................       4,522,932
     11,500   Jabil Circuit, Inc. 1 ...........................         325,450
     13,900   Janus Capital Group, Inc. .......................         228,099
     92,155   JDS Uniphase Corp. 1 ............................         336,366
      8,300   Jefferson-Pilot Corp. ...........................         420,395

     SHARES   SECURITY                                                  VALUE
--------------------------------------------------------------------------------
     17,729   John Hancock Financial Services, Inc. ...........    $    664,837
    180,918   Johnson & Johnson Co. ...........................       9,346,224
      5,500   Johnson Controls, Inc. ..........................         638,660
      7,397   Jones Apparel Group, Inc. .......................         260,596
      3,400   KB HOME .........................................         246,568
     26,500   Kellogg Co. .....................................       1,009,120
      5,836   Kerr-McGee Corp. ................................         271,316
     25,900   KeyCorp .........................................         759,388
      9,100   KeySpan Corp. ...................................         334,880
     31,100   Kimberly-Clark Corp. ............................       1,837,699
      8,200   Kinder Morgan, Inc. .............................         484,620
     14,021   King Pharmaceuticals, Inc. 1 ....................         213,960
     11,800   KLA-Tencor Corp. 1 ..............................         692,306
      4,700   Knight-Ridder, Inc. .............................         363,639
     20,500   Kohl's Corp. 1 ..................................         921,270
     48,500   Kroger Co. 1 ....................................         897,735
     11,200   Leggett & Platt, Inc. ...........................         242,256
     16,622   Lehman Brothers Holdings, Inc. ..................       1,283,551
      7,400   Lexmark International, Inc. 1 ...................         581,936
     69,400   Lilly (Eli) & Co. ...............................       4,880,902
     30,276   Limited Brands ..................................         545,876
     11,500   Lincoln National Corp. ..........................         464,255
     20,000   Linear Technology Corp. .........................         841,400
      6,200   Liz Claiborne, Inc. .............................         219,852
     27,200   Lockheed Martin Corp. ...........................       1,398,080
     11,500   Loews Corp. .....................................         568,675
      7,800   Louisiana-Pacific Corp. 1 .......................         139,464
     48,300   Lowe's Cos., Inc. ...............................       2,675,337
     21,800   LSI Logic Corp. 1 ...............................         193,366
    249,860   Lucent Technologies, Inc. 1 .....................         709,602
      5,200   Manor Care, Inc. ................................         179,764
     19,200   Marathon Oil Corp. ..............................         635,328
     14,300   Marriott International, Inc.--Class A ...........         660,660
     33,700   Marsh & McLennan Cos., Inc. .....................       1,613,893
     13,100   Marshall & Ilsley Corp. .........................         501,075
     29,400   Masco Corp. .....................................         805,854
     28,000   Mattel, Inc. ....................................         539,560
     19,600   Maxim Integrated Products, Inc. .................         976,080
     19,150   May Department Stores Co. .......................         556,690
      4,600   Maytag Corp. ....................................         128,110
      8,500   MBIA, Inc. ......................................         503,455
     78,840   MBNA Corp. ......................................       1,959,174
      8,100   McCormick & Co., Inc. ...........................         243,810
     79,200   McDonald's Corp. ................................       1,966,536
     12,400   McGraw-Hill Cos., Inc. ..........................         867,008
     18,825   McKesson Corp. ..................................         605,412
     11,665   MeadWestvaco Corp. ..............................         347,034
     15,666   Medco Health Solutions, Inc. 1 ..................         532,487
     16,100   MedImmune, Inc. 1 ...............................         408,940
     75,500   Medtronic, Inc. .................................       3,670,055
     27,900   Mellon Bank Corp. ...............................         895,869
    136,362   Merck & Co., Inc. ...............................       6,299,924


See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                        9

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS  December 31, 2003

     SHARES   SECURITY                                                  VALUE
--------------------------------------------------------------------------------
      5,700   Mercury Interactive Corp. 1 .....................    $    277,248
      2,900   Meredith Corp. ..................................         141,549
     56,600   Merrill Lynch & Co., Inc. .......................       3,319,590
     45,900   MetLife, Inc. ...................................       1,545,453
      5,700   MGIC Investment .................................         324,558
     35,339   Micron Technology, Inc. 1 .......................         476,016
    662,400   Microsoft Corp. .................................      18,242,496
      2,800   Millipore Corp. 1 ...............................         120,540
     11,200   Molex, Inc. .....................................         390,768
     15,221   Monsanto Co. ....................................         438,060
      7,819   Monster Worldwide, Inc. 1 .......................         171,705
      8,600   Moody's Corp. ...................................         520,730
     67,500   Morgan Stanley ..................................       3,906,225
    142,981   Motorola, Inc. ..................................       2,011,743
      8,494   Nabors Industries Ltd. 1 ........................         352,501
     39,600   National City Corp. .............................       1,344,024
     10,600   National Semiconductor Corp. 1 ..................         417,746
      4,200   Navistar International Corp. 1 ..................         201,138
      5,500   NCR Corp. 1 .....................................         213,400
     20,400   Network Appliance, Inc. 1 .......................         418,812
      8,800   New York Times Co.--Class A .....................         420,552
     15,924   Newell Rubbermaid, Inc. .........................         362,589
     25,600   Newmont Mining Corp. ............................       1,244,416
     66,900   Nextel Communication, Inc.--
               Class A1 .......................................       1,877,214
      2,700   Nicor, Inc. .....................................          91,908
     16,700   Nike, Inc.--Class B .............................       1,143,282
     15,208   NiSource, Inc. ..................................         333,664
      7,800   Noble Corp. 1 ...................................         279,084
      8,100   Nordstrom, Inc. .................................         277,830
     24,000   Norfolk Southern Corp. ..........................         567,600
      9,100   North Fork Bancorporation, Inc. .................         368,277
     10,900   Northern Trust Corp. ............................         505,978
     11,121   Northrop Grumman Corp. ..........................       1,063,168
     24,500   Novell, Inc. 1 ..................................         257,740
     10,000   Novellus Systems, Inc. 1 ........................         420,500
      4,800   Nucor Corp. .....................................         268,800
     10,500   NVIDIA Corp. 1 ..................................         244,125
     23,400   Occidental Petroleum Corp. ......................         988,416
     17,900   Office Depot, Inc. 1 ............................         299,109
     11,500   Omnicom Group, Inc. .............................       1,004,295
    323,200   Oracle Corp. 1 ..................................       4,266,240
      7,650   PACCAR, Inc. ....................................         651,168
      9,300   Pactiv Corp. 1 ..................................         222,270
      7,100   Pall Corp. ......................................         190,493
     11,100   Parametric Technology Corp. 1 ...................          43,734
      7,900   Parker-Hannifin Corp. ...........................         470,050
     24,000   Paychex, Inc. ...................................         892,800
     15,600   Penney (J.C.) Co., Inc. .........................         409,968
      2,200   Peoples Energy Corp. ............................          92,488
     23,500   PeopleSoft, Inc. 1 ..............................         535,800
     15,892   Pepsi Bottling Group, Inc. ......................         384,269

     SHARES   SECURITY                                                  VALUE
--------------------------------------------------------------------------------
    107,160   PepsiCo, Inc. ...................................    $  4,995,799
      7,300   PerkinElmer, Inc. ...............................         124,611
    467,943   Pfizer, Inc. ....................................      16,532,426
     25,100   PG&E Corp. 1 ....................................         697,027
      5,120   Phelps Dodge Corp. 1 ............................         389,581
      5,300   Pinnacle West Capital Corp. .....................         212,106
     14,400   Pitney Bowes, Inc. ..............................         584,928
     10,600   Plum Creek Timber Co., Inc., REIT ...............         322,770
     11,324   PMC-Sierra, Inc. 1 ..............................         228,179
     17,100   PNC Financial Services Group ....................         935,883
      5,600   Power-One, Inc. 1 ...............................          60,648
      9,900   PPG Industries, Inc. ............................         633,798
     10,960   PPL Corp. .......................................         479,500
     20,600   Praxair, Inc. ...................................         786,920
     19,000   Principal Financial Group, Inc. .................         628,330
     78,867   Procter & Gamble Co. ............................       7,877,236
     14,008   Progress Energy, Inc. ...........................         634,002
     13,200   Progressive Corp. ...............................       1,103,388
     11,500   ProLogis REIT ...................................         369,035
     16,800   Providian Financial Corp. 1 .....................         195,552
     34,900   Prudential Financial, Inc. ......................       1,457,773
     14,000   Public Service Enterprise Group, Inc. ...........         613,200
      3,500   Pulte Homes, Inc. ...............................         327,670
      6,200   Qlogic Corp. 1 ..................................         319,920
     48,200   QUALCOMM, Inc. ..................................       2,599,426
      6,122   Quest Diagnostics, Inc. 1 .......................         447,579
    102,891   Qwest Communications
               International, Inc. 1 ..........................         444,489
      5,400   R.J. Reynolds Tobacco Holdings, Inc. ............         314,010
      9,800   RadioShack Corp. ................................         300,664
     25,800   Raytheon Co. ....................................         775,032
      3,400   Reebok International Ltd. .......................         133,688
     12,900   Regions Financial Corp. .........................         479,880
     10,000   Robert Half International, Inc. 1 ...............         233,400
     10,900   Rockwell Automation, Inc. .......................         388,040
     10,300   Rockwell Collins, Inc. ..........................         309,309
     12,942   Rohm & Haas Co. .................................         552,753
      5,400   Rowan Cos., Inc. 1 ..............................         125,118
      3,900   Ryder System, Inc. ..............................         133,185
      8,290   Sabre Holdings Corp. ............................         178,981
      9,900   SAFECO Corp. ....................................         385,407
     28,800   Safeway, Inc. 1 .................................         631,008
     32,800   Sanmina-SCI Corp. 1 .............................         413,608
     45,100   Sara Lee Corp. ..................................         979,121
    205,965   SBC Communications, Inc. ........................       5,369,508
     92,200   Schering-Plough Corp. ...........................       1,603,358
     35,900   Schlumberger Ltd. ...............................       1,964,448
     81,600   Schwab (Charles) Corp. ..........................         966,144
      8,700   Scientific Atlanta, Inc. ........................         237,510
      4,853   Sealed Air Corp. 1 ..............................         262,741
     15,100   Sears, Roebuck & Co. ............................         686,899
     15,310   Sempra Energy ...................................         460,219


See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                       10

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS  December 31, 2003

     SHARES   SECURITY                                                  VALUE
--------------------------------------------------------------------------------
      8,500   Sherwin-Williams Co. ............................    $    295,290
     28,484   Siebel Systems, Inc. 1 ..........................         395,073
      5,100   Sigma-Aldrich Corp. .............................         291,618
     12,500   Simon Property Group, Inc., REIT ................         579,250
     28,700   SLM Corp. .......................................       1,081,416
      3,400   Snap-On, Inc. ...................................         109,616
     48,200   Solectron Corp. 1 ...............................         284,862
     45,400   Southern Co. ....................................       1,373,350
     20,800   SouthTrust Corp. ................................         680,784
     47,525   Southwest Airlines Co. ..........................         767,053
     54,600   Sprint Corp. (FON Group) ........................         896,532
     59,400   Sprint Corp. (PCS Group) 1 ......................         333,828
     10,372   St. Jude Medical, Inc. 1 ........................         636,322
     15,112   St. Paul Cos., Inc. .............................         599,191
      5,000   Stanley Works ...................................         189,350
     31,250   Staples, Inc. 1 .................................         853,125
     25,200   Starbucks Corp. 1 ...............................         833,112
     12,432   Starwood Hotels & Resorts
               Worldwide, Inc. REIT ...........................         447,179
     20,200   State Street Corp. ..............................       1,052,016
     11,701   Stryker Corp. ...................................         994,702
    202,900   Sun Microsystems, Inc. 1 ........................         911,021
     16,500   SunGard Data Systems, Inc. 1 ....................         457,215
      5,000   Sunoco, Inc. ....................................         255,750
     18,200   SunTrust Banks, Inc. ............................       1,301,300
      7,800   SuperValu, Inc. .................................         223,002
     18,400   Symantec Corp. 1 ................................         637,560
     13,350   Symbol Technologies, Inc. .......................         225,482
     17,650   Synovus Financial Corp. .........................         510,438
     39,300   Sysco Corp. .....................................       1,463,139
      8,500   T. Rowe Price Group, Inc. .......................         402,985
     56,300   Target Corp. ....................................       2,161,920
     10,900   TECO Energy, Inc. ...............................         157,069
      5,000   Tektronix, Inc. .................................         158,000
     27,600   Tellabs, Inc. 1 .................................         232,668
      3,100   Temple-Inland, Inc. .............................         194,277
     27,150   Tenet Healthcare Corp. 1 ........................         435,758
     12,300   Teradyne, Inc. 1 ................................         313,035
    105,091   Texas Instruments, Inc. .........................       3,087,574
      7,800   Textron, Inc. ...................................         445,068
      9,500   Thermo Electron Corp. 1 .........................         239,400
      4,300   Thomas & Betts Corp. ............................          98,427
      8,400   Tiffany & Co. ...................................         379,680
    275,148   Time Warner, Inc. 1 .............................       4,949,913
     32,500   TJX Cos., Inc. ..................................         716,625
      6,700   Torchmark Corp. .................................         305,118
     15,100   Toys 'R' Us, Inc. 1 .............................         190,864
     19,720   Transocean, Inc. 1,2 ............................         473,477
     58,508   Travelers Property Casualty Corp.--
               Class B ........................................         992,881
     19,125   Tribune Co. .....................................         986,850
      3,400   Tupperware Corp. ................................          58,956

     SHARES   SECURITY                                                  VALUE
--------------------------------------------------------------------------------
     18,700   TXU Corp. .......................................    $    443,564
    121,106   Tyco International Ltd. .........................       3,209,309
    120,170   U.S. Bancorp ....................................       3,578,663
     16,400   Union Pacific Corp. .............................       1,139,472
     11,500   Union Planters Corp. ............................         362,135
     19,000   Unisys Corp. 1 ..................................         282,150
     68,672   United Parcel Service, Inc.--Class B ............       5,119,498
      7,500   United States Steel Corp. .......................         262,650
     29,400   United Technologies Corp. .......................       2,786,238
     36,400   UnitedHealth Group, Inc. ........................       2,117,752
     19,000   Univision Communications, Inc.--
               Class A 1 ......................................         754,110
     16,000   Unocal Corp. ....................................         589,280
     16,749   UnumProvident Corp. .............................         264,132
      9,400   UST, Inc. .......................................         335,486
      6,300   V.F. Corp. ......................................         272,412
     25,636   VERITAS Software Corp. 1 ........................         952,634
    167,550   Verizon Communications, Inc. ....................       5,877,654
    108,025   Viacom, Inc.--Class B ...........................       4,794,150
      7,636   Visteon Corp. ...................................          79,491
      5,900   Vulcan Materials Co. ............................         280,663
     83,148   Wachovia Corp. ..................................       3,873,865
    265,400   Wal-Mart Stores, Inc. ...........................      14,079,470
     63,900   Walgreen Co. ....................................       2,324,682
    125,800   Walt Disney Co. .................................       2,934,914
     55,148   Washington Mutual, Inc. .........................       2,212,538
     36,497   Waste Management, Inc. ..........................       1,080,311
      7,300   Waters Corp. 1 ..................................         242,068
      7,200   Watson Pharmaceuticals, Inc. 1 ..................         331,200
      8,900   WellPoint Health Networks, Inc. 1 ...............         863,211
    103,800   Wells Fargo & Co. ...............................       6,112,782
      6,600   Wendy's International, Inc. .....................         258,984
     13,400   Weyerhaeuser Co. ................................         857,600
      4,300   Whirlpool Corp. .................................         312,395
     30,123   Williams Cos., Inc. .............................         295,808
      8,200   Winn-Dixie Stores, Inc. 2 .......................          81,590
      5,000   Worthington Industries, Inc. ....................          90,150
     13,100   Wrigley, (Wm.) Jr., Co. .........................         736,351
     82,500   Wyeth ...........................................       3,502,125
     23,115   Xcel Energy, Inc. ...............................         392,493
     50,400   Xerox Corp. 1 ...................................         695,520
     20,600   Xilinx, Inc. 1 ..................................         798,044
      8,000   XL Capital Ltd.--Class A ........................         620,400
     39,800   Yahoo!, Inc. 1 ..................................       1,797,766
     17,000   Yum! Brands, Inc. 1 .............................         584,800
     14,864   Zimmer Holdings, Inc. 1 .........................       1,046,426
      6,100   Zions Bancorp ...................................         374,113
                                                                   -------------
TOTAL COMMON STOCKS
   (Cost $673,164,015) ........................................     631,176,781
                                                                   -------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       11

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS  December 31, 2003

    PRINCIPAL
     AMOUNT/
     SHARES   SECURITY                                                  VALUE
--------------------------------------------------------------------------------
              SHORT-TERM INSTRUMENTS--1.85%
              U.S. TREASURY BILLS 4--1.85%
 $1,410,000    0.940%, 01/22/04 3 .............................    $  1,409,294
  2,188,000    0.870%, 03/25/04 ...............................       2,183,506
  8,349,000    0.870%, 04/01/04 ...............................       8,329,647
                                                                   -------------
                                                                     11,922,447
                                                                   -------------
TOTAL SHORT-TERM INSTRUMENTS
   (Cost $11,923,710) .........................................      11,922,447
                                                                   -------------
              SECURITIES LENDING COLLATERAL--1.47%
              INVESTMENT IN AFFILIATED INVESTMENT COMPANIES--1.47%
  9,503,600   Daily Assets Fund
               Institutional 1.06% 5
               (Cost $9,503,600) ..............................       9,503,600
TOTAL INVESTMENTS 6
   (Cost $694,591,325) .........................  101.29%          $652,602,828
LIABILITIES IN EXCESS OF OTHER ASSETS ..........   (1.29)            (8,313,352)
                                                  ------           -------------
NET ASSETS .....................................  100.00%          $644,289,476
                                                  ======           =============

--------------------------------------------------------------------------------
1 Non-income producing security for the year ended December 31, 2003.
2 All or a portion of this security was on loan (see Note 1).
3 Held as collateral for future contracts.
4 Rates shown represent annualized yield at time of purchase, not a coupon rate. 5 The rate shown is the annualized seven-day yield at year end.
6 Includes $9,269,943 of securities loaned.
REIT--Real Estate Investment Trust

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                        12

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                                                              DECEMBER 31, 2003
--------------------------------------------------------------------------------
ASSETS
   Investments at value (cost $685,087,725) ...................    $643,099,228
   Investments in affiliated issuers, at value
     (cost $9,503,600) ........................................       9,503,600
   Cash .......................................................             221
   Receivable for capital shares sold .........................         712,781
   Dividends and interest receivable ..........................         848,919
   Variation margin receivable for futures contracts ..........          31,166
   Other assets ...............................................           5,404
                                                                   ------------
Total assets ..................................................     654,201,319
                                                                   ------------
LIABILITIES
   Payable upon return of securities loaned ...................       9,503,600
   Payable for capital shares redeemed ........................         192,876
   Advisory fees payable ......................................          91,933
   12b-1 fees payable .........................................           3,576
   Administration fees payable ................................          32,429
   Custody fees payable .......................................          23,823
   Accrued expenses and other .................................          63,606
                                                                   ------------
Total liabilities .............................................       9,911,843
                                                                   ------------
NET ASSETS ....................................................    $644,289,476
                                                                   ============
COMPOSITION OF NET ASSETS
   Paid-in capital ............................................    $704,626,228
   Undistributed net investment income ........................       7,342,654
   Accumulated net realized loss on investments
     and futures transactions .................................     (26,045,634)
   Net unrealized depreciation on investments
     and futures contracts ....................................     (41,633,772)
                                                                   ------------
NET ASSETS ....................................................    $644,289,476
                                                                   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding)
   Class A 1 ..................................................    $      11.64
                                                                   ============
   Class B 2 ..................................................    $      11.63
                                                                   ============

--------------------------------------------------------------------------------
1 Net asset value, redemption price and offering price per share (based on net assets of $626,969,792 and 53,842,448 shares outstanding at December 31, 2003 and $0.001 par value, unlimited number of shares authorized).
2 Net asset value, redemption price and offering price per share (based on net assets of $17,319,684 and 1,488,624 shares outstanding at December 31, 2003 and $0.001 par value, unlimited number of shares authorized).


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                        13

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                                        FOR THE
                                                                     YEAR ENDED
                                                              DECEMBER 31, 2003

INVESTMENT INCOME
   Dividends ..................................................    $  8,741,109
   Interest ...................................................         123,298
   Securities lending income ..................................          34,905
                                                                   ------------
TOTAL INVESTMENT INCOME .......................................       8,899,312
                                                                   ------------
EXPENSES
   Advisory fees ..............................................         990,440
   Administration and services fees ...........................         198,044
   Transfer agent fees ........................................         113,500
   Custodian fees .............................................          80,000
   Professional fees ..........................................          51,400
   Printing and shareholder reports ...........................          36,703
   12b-1 fees (Class B Shares) ................................          19,274
   Trustees fees ..............................................           7,850
   Insurance ..................................................           6,314
   Miscellaneous ..............................................             549
                                                                   ------------
TOTAL EXPENSES ................................................       1,504,074
   Less: fee waivers ..........................................         (18,414)
                                                                   ------------
NET EXPENSES ..................................................       1,485,660
                                                                   ------------
NET INVESTMENT INCOME .........................................       7,413,652
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     AND FUTURES CONTRACTS
   Net realized gain (loss) from:
     Investment transactions ..................................      (1,581,856)
     Futures transactions .....................................       2,493,387
   Net change in unrealized appreciation/depreciation
     of investments and futures contracts .....................     121,448,564
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
     AND FUTURES CONTRACTS ....................................     122,360,095
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ....................    $129,773,747
                                                                   ============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                                   2003                     2002
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income .............................................     $  7,413,652            $   5,535,704
   Net realized gain (loss) from investment and
     futures transactions ............................................          911,531              (22,750,500)
   Net change in unrealized appreciation/depreciation
     of investments and futures contracts ............................      121,448,564              (89,940,295)
                                                                           ------------            -------------
Net increase (decrease) in net assets from operations ................      129,773,747             (107,155,091)
                                                                           ------------            -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income:
     Class A Shares ..................................................       (5,476,312)              (4,520,803)
     Class B Shares ..................................................          (46,303)                 (27,503)
                                                                           ------------            -------------
Total distributions ..................................................       (5,522,615)              (4,548,306)
                                                                           ------------            -------------
CAPITAL SHARE TRANSACTIONS
   Net increase resulting from Class A Shares ........................      109,881,687               40,777,614
   Net increase resulting from Class B Shares ........................       12,363,800                2,882,816
                                                                           ------------            -------------
   Net increase in net assets from capital share transactions ........      122,245,487               43,660,430
                                                                           ------------            -------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ...........................      246,496,619              (68,042,967)
                                                                           ------------            -------------
NET ASSETS
   Beginning of year .................................................      397,792,857              465,835,824
                                                                           ------------            -------------
   End of year (including undistributed net investment income
     of $7,342,654 and $5,509,444, respectively) .....................     $644,289,476            $ 397,792,857
                                                                           ============            =============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS A SHARES

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                          2003          2002         2001         2000         1999
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR ................   $   9.20      $  11.98     $  13.77     $  15.18     $  12.73
                                                      --------      --------     --------     --------     --------
INCOME (LOSS) FROM
   INVESTMENT OPERATIONS
   Net investment income 1 ........................       0.15          0.14         0.09         0.13         0.05
   Net realized and unrealized gain (loss) on
     investments and futures contracts ............       2.41         (2.81)       (1.77)       (1.53)        2.55
                                                      --------      --------     --------     --------     --------
Total from investment operations ..................       2.56         (2.67)       (1.68)       (1.40)        2.60
                                                      --------      --------     --------     --------     --------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ..........................      (0.12)        (0.11)       (0.10)          --        (0.10)
   Net realized gain on investment and
     futures contracts ............................         --            --        (0.01)       (0.01)       (0.05)
                                                      --------      --------     --------     --------     --------
Total distributions ...............................      (0.12)        (0.11)       (0.11)       (0.01)       (0.15)
                                                      --------      --------     --------     --------     --------
NET ASSET VALUE, END OF YEAR ......................   $  11.64      $   9.20     $  11.98     $  13.77     $  15.18
                                                      ========      ========     ========     ========     ========
TOTAL INVESTMENT RETURN 2 .........................      28.16%       (22.31)%     (12.18)%      (9.24)%      20.39%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year
     (000s omitted) ...............................   $626,970      $394,964     $465,836     $427,855     $288,531
   Ratios to average net assets:
     Net investment income ........................       1.50%         1.33%        1.06%        1.00%        1.16%
     Expenses after waivers
        and/or reimbursements .....................       0.30%         0.30%        0.30%        0.30%        0.30%
     Expenses before waivers
        and/or reimbursements .....................       0.30%         0.32%        0.31%        0.34%        0.43%
   Portfolio turnover rate ........................          1%           10%           2% 3         3%           2%

--------------------------------------------------------------------------------
1 Calculated based on average shares.
2 Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. If fees for the advisor and administrator were not waived, the total return would have been lower.
3 Portfolio turnover excludes the impact of redemption in kind.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS B SHARES                                                                                     FOR THE PERIOD
                                                                                  FOR THE         APRIL 30, 2002 1
                                                                               YEAR ENDED                  THROUGH
                                                                        DECEMBER 31, 2003        DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ........................................     $  9.20                    $11.27
                                                                                  -------                    ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net investment income 2 ..................................................        0.14                      0.09
   Net realized and unrealized gain (loss) on investments
     and futures contracts ..................................................        2.40                     (2.07)
                                                                                  -------                    ------
Total from investment operations ............................................        2.54                     (1.98)
                                                                                  -------                    ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ....................................................       (0.11)                    (0.09)
                                                                                  -------                    ------
Total distributions .........................................................       (0.11)                    (0.09)
                                                                                  -------                    ------
NET ASSET VALUE, END OF PERIOD ..............................................     $ 11.63                    $ 9.20
                                                                                  =======                    ======
TOTAL INVESTMENT RETURN 3 ...................................................       27.83%                   (17.56)%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted) .................................     $17,320                    $2,829
   Ratios to average net assets:
     Net investment income ..................................................        1.29%                     1.45% 4
     Expenses after waivers and/or reimbursements ...........................        0.55%                     0.55% 4
     Expenses before waivers and/or reimbursements ..........................        0.55%                     0.55% 4
   Portfolio turnover rate ..................................................           1%                       10%

--------------------------------------------------------------------------------
1 Commencement of operations.
2 Calculated based on average shares.
3 Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. If fees for the advisor and administrator were not waived, the total return would have been lower.
4 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
Scudder Investments VIT Funds (the 'Trust') is registered under the Investment Company Act of 1940 (the '1940 Act'), as amended, as a diversified, open-end management investment company. The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts. Scudder VIT Equity 500 Index Fund (the 'Fund') is one of the funds the Trust offers to investors.

The Fund offers two classes of shares to investors: Class A Shares and Class B Shares. Class B Shares are subject to Rule 12b-1 fees under the 1940 Act equal to an annual rate up to 0.25% of the Class B Shares average daily net assets. All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular class.

The investment objective of the Fund is to replicate, as closely as possible (before the deduction of expenses), the performance of the S&P 500 Index, which emphasizes stocks of large U.S. companies.

B. VALUATION OF SECURITIES
Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price reported on the exchange (U.S. or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

Investments in open end investment companies are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees.

C. SECURITIES TRANSACTIONS, INVESTMENT INCOME AND OTHER
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

Distribution fees specifically attributable to a class are allocated to that class. All other expenses, income, gains and losses are allocated among the classes based upon their relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each of the funds. Expenses directly attributable to a fund are charged to that fund, while the expenses that are attributable to the Trust are allocated among the funds based upon the relative net assets of each fund.

D. DISTRIBUTIONS
The Fund pays annual dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.

E. FEDERAL INCOME TAXES
It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. FUTURES CONTRACTS
The Fund may buy or sell financial futures contracts on established futures exchanges. Under the terms of a financial futures contract, the Fund agrees to receive or deliver a specific amount of a financial instrument at a specific price on a specific date.

The Fund's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Fund.

--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

When the Fund enters into a futures contract, it is required to make a margin deposit equal to a percentage of the face value of the contract. While the contract is outstanding, the Fund may be required to make additional deposits or may have part of its deposit returned as a result of changes in the relationship between the face value of the contract and the value of the underlying security. The Fund records these payments as unrealized gains or losses. When entering into a closing transaction, the Fund realizes a gain or loss.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

G. SECURITIES LENDING
The Fund may lend securities to financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund in the form of cash and/or government securities equal to 102% of the value of domestic securities and 105% of the value of international securities. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral. Either the Fund or the borrower may terminate the loan. The Fund is subject to all risks associated with the investment of any cash collateral received, including, but not limited to, interest rate, market, credit and liquidity risk associated with such investments. At December 31, 2003, $9,503,600 of cash collateral was invested in the Daily Assets Fund Institutional.

H. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Deutsche Asset Management, Inc. ('Advisor' or 'DeAM, Inc.'), an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Fund's Advisor. The Fund pays the Advisor an annual fee based on its average daily net assets, which is calculated daily and paid monthly at the annual rate of 0.20%.

On January 31, 2003, Deutsche Bank AG completed the sale of its global passive equity, enhanced equity and passive fixed income businesses to Northern Trust Investment, N.A. ('NTI'), an indirect subsidiary of Northern Trust Corporation. Under this agreement, Deutsche Asset Management Inc. ('DeAM') remained as investment Advisor to the Fund until the Board and shareholder approval of NTI as sub-advisor to the Fund. Effective April 30, 2003, NTI serves as sub-advisor to the Fund and is paid by the Advisor for its services.

The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.30% of average daily net assets for Class A Shares and 0.55% of average daily net assets for Class B Shares until April 30, 2005.

Prior to July 21, 2003, Deutsche Bank Trust Company Americas, Inc. ('DBTCO.'), an affiliate of the Advisor, was the Fund's custodian. Furthermore, prior to November 24, 2003 DBT Co., an affiliate of the Advisor, was the Fund's security lending agent.

Certain officers and trustees of the Fund are also officers or directors of DeAM, Inc. These persons are not paid by the Fund for serving in these capacities.

NOTE 3--OTHER FEES
PFPC Inc. ('Administrator') is the Fund's Administrator and Transfer Agent. The Fund pays the Administrator an annual fee based on its average daily net assets, which is calculated daily and paid monthly.

Effective July 21, 2003, State Street Bank and Trust Co. ('Custodian') is the Fund's Custodian. The Fund pays the Custodian an annual fee.

The Fund pays the Distributor (PFPC Distributors, Inc.) an annual fee pursuant to Rule 12b-1, which is calculated daily and paid monthly at the annual rate of up to 0.25% of the Class B Shares average daily net assets.

--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 4--CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:

                                                         Class A Shares
              ---------------------------------------------------------
                      For the Year Ended             For the Year Ended
                       December 31, 2003              December 31, 2002
              --------------------------   ----------------------------
                  Shares          Amount        Shares           Amount
              --------------------------   ----------------------------
Sold          17,810,134    $177,657,325    18,691,941    $ 194,255,362
Reinvested       575,243       5,476,312       494,077        4,520,803
Redeemed      (7,470,751)    (73,251,950)  (15,132,890)    (157,998,551)
              ----------    ------------   -----------    -------------
Net increase  10,914,626    $109,881,687     4,053,128    $  40,777,614
              ==========    ============   ===========    =============

                                                         Class B Shares
              ---------------------------------------------------------
                      For the Year Ended  For the Period April 30, 2002 1
                       December 31, 2003      through December 31, 2002
              --------------------------   ----------------------------
                  Shares          Amount        Shares           Amount
              --------------------------   ----------------------------
Sold           1,860,120     $19,453,549       487,283      $ 4,530,849
Reinvested         4,859          46,303         3,005           27,503
Redeemed        (683,869)     (7,136,052)     (182,774)      (1,675,536)
              ----------    ------------   -----------    -------------
Net increase   1,181,110     $12,363,800       307,514      $ 2,882,816
              ==========    ============   ===========    =============

--------------------------------------------------------------------------------
1 Commencement of operations.

NOTE 5--PURCHASE AND SALE OF
        INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments other than U.S. Government and short-term obligations, for the year ended December 31, 2003, were $129,138,891 and $3,195,744, respectively.

NOTE 6--FEDERAL INCOME TAX
At December 31, 2003, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain/(loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from adjustments related to dividends and other non-taxable distributions received by the Fund. These reclassifications resulted in the following increases/(decreases) in the components of net assets:

 Undistributed        Undistributed
Net Investment         Net Realized          Paid-in
        Income            Gain/Loss          Capital
--------------        -------------          --------
      $(57,827)             $57,827             $ --

For federal income tax purposes, the tax basis of investments held at December 31, 2003 was $701,682,953. The net unrealized depreciation for all securities based on tax cost was $49,080,125. The aggregate gross unrealized appreciation for all investments at December 31, 2003 was $54,148,890 and the aggregate gross unrealized depreciation for all investments was $103,229,015. The difference between book basis and tax-basis unrealized appreciation/depreciation is primarily attributable to the tax deferral of losses on wash sales.

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Distributions during the years ended December 31, 2003 and 2002 were characterized as follows for tax purposes:

Distributions paid from:       2003            2002
-----------------------        ----            ----
Ordinary income          $5,522,615      $4,548,306

At December 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income             $  7,342,654
Accumulated capital loss                  $(18,599,281)
Unrealized appreciation/(depreciation)    $(49,080,125)

At December 31, 2003, the Fund had capital loss carryovers available as a reduction against future net realized capital gains of $18,599,281, of which $280,012 expires in 2009 and $18,319,269 expires in 2010. The Fund utilized $1,485,749 of its capital loss carryovers in the current year to reduce net realized gains.

--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 7--LINE OF CREDIT
Effective April 11, 2003, the Fund entered into a new revolving credit facility with JP Morgan Chase Bank that provides $1.25 billion of credit coverage. The new revolving line of credit facility covers the funds and portfolios advised or administered by the Advisor or its affiliates. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under its agreement.

Prior to April 11, 2003, the Fund participated with other affiliated entities in an unsecured revolving line of credit facility with a syndicate of banks in the amount of $200,000,000.

There were no significant borrowings during the fiscal year ended December 31, 2003.

NOTE 8--FUTURES CONTRACTS The Fund had the following open contracts at December 31, 2003:

 Type of                                               Market       Unrealized
 Future       Expiration     Contracts     Position     Value     Appreciation
 ------------------------------------------------------------------------------
S&P 500          March
  Index Future    2004           43          Long    $11,938,950    $354,725

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. The 'market value' presented above represents the Fund's total exposure in such contracts whereas only the net unrealized appreciation/(depreciation) is reflected in the Fund's net assets. Risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments, 2) an imperfect correlation between the price of the contracts and the underlying index and 3) the possibility of an illiquid secondary market.

At December 31, 2003 the Fund pledged securities with a value of $1,409,294 to cover margin requirements on open futures contracts.


--------------------------------------------------------------------------------
                                        21

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees
Scudder Investments VIT Funds--
Scudder VIT Equity 500 Index Fund



We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Scudder VIT Equity 500 Index Fund (the "Fund") as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder VIT Equity 500 Index Fund at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


[Ernst & Young Signature Omitted]

Philadelphia, Pennsylvania
February 6, 2004

--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST

The overall business and affairs of the Fund are supervised by its Board of Trustees. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, administrator, distributor, custodian and transfer agent. The Board of Trustees and the executive officers are responsible for exercising the Fund's powers except those reserved for the shareholders and those assigned to the Fund's advisor, DeAM, Inc., or other service providers. Each Trustee holds office until he or she resigns, is removed or a successor is elected and qualified. Each Officer is annually elected to serve until he or she resigns, is removed or a successor has been duly elected and qualified.

The following information is provided for each Trustee of the Fund. The first section of the table lists information for each Trustee who is not an 'interested person' of the Fund (as defined in the 1940 Act) (an 'Independent Trustee'). Information for each Non-Independent Trustee (an 'Interested Trustee') follows. The Interested Trustee is considered to be an interested person as defined by the 1940 Act because of his employment with either the Fund's advisors and/or underwriter or their affiliates. The mailing address for the Trustees and Officers with respect to Fund operations is One South Street, Baltimore, Maryland, 21202.

NAME, DATE OF BIRTH,                                                                                                   NUMBER OF
POSITION WITH THE                                                                                                      FUNDS IN THE
TRUST AND LENGTH OF                BUSINESS EXPERIENCE AND DIRECTORSHIPS                                               FUND COMPLEX
TIME SERVED 1,2                    DURING THE PAST 5 YEARS                                                             OVERSEEN
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard R. Burt                    Chairman, Diligence LLC (international information-collection and                         68
2/3/47                             risk-management firm) (September 2000 to present); Chairman, IEP Advisors, Inc.
Trustee since 2002                 (July 1998 to present); Chairman of the Board, Weirton Steel Corporation 3
                                   (April 1996 to present); Member of the Board, Hollinger International, Inc. 3
                                   (publishing) (September 1995 to present), HCL Technologies Limited (information technology) (April 1999 to present), UBS Mutual Funds (formerly known as Brinson and Mitchell Hutchins families of funds) (registered investment companies)
                                   (September 1995 to present); and Member, Textron Inc.3 International Advisory
                                   Council (July 1996 to present). Formerly, Partner, McKinsey & Company
                                   (consulting) (1991-1994) and US Chief Negotiator in Strategic Arms Reduction
                                   Talks (START) with former Soviet Union and US Ambassador to the Federal Republic
                                   of Germany (1985-1991); Member of the Board, Homestake Mining 3 (mining and exploration) (1998-February 2001), Archer Daniels Midland Company 3 (agribusiness operations) (October 1996-June 2001) and Anchor Gaming (gaming software and equipment) (March 1999-December 2001).

------------------------------------------------------------------------------------------------------------------------------------
S. Leland Dill                     Trustee, Phoenix Zweig Series Trust (since September 1989), Phoenix Euclid                66
3/28/30                            Market Neutral Funds (since May 1998) (registered investment companies); Retired
Trustee since 2002                 (since 1986). Formerly, Partner, KPMG Peat Marwick (June 1956-June 1986);
                                   Director, Vintners International Company Inc. (wine vintner) (June 1989-May
                                   1992), Coutts (USA) International (January 1992-March 2000), Coutts Trust
                                   Holdings Ltd., Coutts Group (private bank) (March 1991-March 1999); General
                                   Partner, Pemco (investment company) (June 1979-June 1986).

--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST

NAME, DATE OF BIRTH,                                                                                                   NUMBER OF
POSITION WITH THE                                                                                                      FUNDS IN THE
TRUST AND LENGTH OF                BUSINESS EXPERIENCE AND DIRECTORSHIPS                                               FUND COMPLEX
TIME SERVED 1,2                    DURING THE PAST 5 YEARS                                                             OVERSEEN
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Martin J. Gruber                   Nomura Professor of Finance, Leonard N. Stern School of Business, New York                66
7/15/37                            University (since September 1964); Trustee, CREF (pension fund) (since January
Trustee since 2002                 2000); Director, Japan Equity Fund, Inc. (since January 1992), Thai Capital
                                   Fund, Inc. (since January 2000) and Singapore Fund, Inc. (since January 2000)
                                   (registered investment companies). Formerly, Trustee, TIAA (pension fund)
                                   (January 1996-January 2000); Director, S.G. Cowen Mutual Funds (January
                                   1985-January 2001).

------------------------------------------------------------------------------------------------------------------------------------
Joseph R. Hardiman                 Private Equity Investor (January 1997 to present); Corvis Corporation 3 (optical          66
5/27/37                            networking equipment) (July 2000 to present), Brown Investment Advisory & Trust
Trustee since 2000                 Company (investment advisor) (February 2001 to present), The Nevis Fund
                                   (registered investment company) (July 1999 to present), and ISI Family of Funds
                                   (registered investment companies) (March 1998 to present). Formerly Director,
                                   Soundview Technology Group Inc. (investment banking) (July 1998-January 2004)
                                   and Director, Circon Corp.3 (medical instruments) (November 1998-January 1999);
                                   President and Chief Executive Officer, The National Association of Securities
                                   Dealers, Inc. and The NASDAQ Stock Market, Inc. (1987-1997); Chief Operating
                                   Officer of Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.)
                                   (1985-1987); General Partner, Alex. Brown & Sons Incorporated (now Deutsche Bank
                                   Securities Inc.) (1976-1985).

------------------------------------------------------------------------------------------------------------------------------------
Richard J. Herring                 Jacob Safra Professor of International Banking and Professor, Finance                     66
2/18/46                            Department, The Wharton School, University of Pennsylvania (since July 1972);
Trustee since 2002                 Director, Lauder Institute of International Management Studies (since July
                                   2000); Co-Director, Wharton Financial Institutions Center (since July 2000).
                                   Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June
                                   2000).

------------------------------------------------------------------------------------------------------------------------------------
Graham E. Jones                    Senior Vice President, BGK Realty, Inc. (commercial real estate) (since 1995);            66
1/31/33                            Trustee, 8 open-end mutual funds managed by Weiss, Peck & Greer (since 1985) and
Trustee since 2002                 Trustee of 22 open-end mutual funds managed by Sun Capital Advisers, Inc. (since
                                   1998).

------------------------------------------------------------------------------------------------------------------------------------
Rebecca W. Rimel                   President and Chief Executive Officer, The Pew Charitable Trusts (charitable              66
4/10/51                            foundation) (1994 to present); Executive Vice President, The Glenmede Trust
Trustee since 2002                 Company (investment trust and wealth management) (1983 to present).

--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST

NAME, DATE OF BIRTH,                                                                                                   NUMBER OF
POSITION WITH THE                                                                                                      FUNDS IN THE
TRUST AND LENGTH OF                BUSINESS EXPERIENCE AND DIRECTORSHIPS                                               FUND COMPLEX
TIME SERVED 1,2                    DURING THE PAST 5 YEARS                                                             OVERSEEN
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.               Principal, Philip Saunders Associates (economic and financial consulting) (since          66
10/11/35                           November 1988). Formerly, Director, Financial Industry Consulting, Wolf &
Trustee since 2002                 Company (consulting) (1987-1988); President, John Hancock Home Mortgage
                                   Corporation (1984-1986); Senior Vice President of Treasury and Financial
                                   Services, John Hancock Mutual Life Insurance Company, Inc. (1982-1986).

------------------------------------------------------------------------------------------------------------------------------------
William N. Searcy                  Private Investor since October 2003. Trustee of 18 open-end mutual funds managed          66
9/03/46                            by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings
Trustee since 2002                 Trust Officer, Sprint Corporation 3 (telecommunications).

------------------------------------------------------------------------------------------------------------------------------------
Robert H. Wadsworth                President, Robert H. Wadsworth Associates, Inc. (consulting firm) (May 1983 to            69
1/29/40                            present). Formerly, President and Trustee, Trust for Investment Managers
Trustee since 2002                 (registered investment company) (April 1999-June 2002); President, Investment
                                   Company Administration, L.L.C. (January 1992*-July 2001); President, Treasurer
                                   and Director, First Fund Distributors, Inc. (June 1990-January 2002); Vice
                                   President, Professionally Managed Portfolios (May 1991-January 2002) and
                                   Advisors Series Trust (October 1996-January 2002) (registered investment companies).

                                   * Inception date of the corporation which was the predecessor to the L.L.C.

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard T. Hale 4                  Managing Director, Deutsche Investment Management Americas Inc. (2003-present);           201
7/17/45                            Managing Director, Deutsche Bank Securities Inc. (formerly Deutsche Banc Alex.
Chairman since 2002 and            Brown Inc.) and Deutsche Asset Management (1999 to present); Director and
Trustee since 2002                 President, Investment Company Capital Corp. (registered investment advisor)
                                   (1996 to present); Director, Deutsche Global Funds, Ltd. (2000 to present),
                                   CABEI Fund (2000 to present), North American Income Fund (2000 to present)
                                   (registered investment companies); Director, Scudder Global Opportunities Fund
                                   (since 2003); Director/Officer Deutsche/Scudder Mutual Funds (various dates);
                                   President, Montgomery Street Income Securities, Inc. (2002 to present)
                                   (registered investment companies); Vice President, Deutsche Asset Management,
                                   Inc. (2000 to present). Formerly, Director, ISI Family of Funds (registered investment companies;4 funds overseen) (1992-1999).

--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST

NAME, DATE OF BIRTH,
POSITION WITH THE
TRUST AND LENGTH OF                BUSINESS EXPERIENCE AND DIRECTORSHIPS
TIME SERVED 1,2                    DURING THE PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Richard T. Hale 4                  See information presented under Interested Trustee.
7/17/45
Chief Executive Officer since 2003

------------------------------------------------------------------------------------------------------------------------------------
Brenda Lyons 5                     Managing Director, Deutsche Asset Management.
2/21/63
President since 2003

------------------------------------------------------------------------------------------------------------------------------------
John Millette 5                    Director, Deutsche Asset Management.
8/23/62
Secretary since 2003

------------------------------------------------------------------------------------------------------------------------------------
Kenneth Murphy 5                   Vice President, Deutsche Asset Management (September 2000-present); Vice
10/13/63                           President, Scudder Distributors, Inc. (December 2002-present). Formerly,
Vice President and Anti-Money      Director, John Hancock Signature Services (1992-2000).
Laundering Compliance
Officer since 2002

------------------------------------------------------------------------------------------------------------------------------------
Bruce A. Rosenblum                 Director, Deutsche Asset Management.
9/14/60
Vice President since 2003
Assistant Secretary since 2002

------------------------------------------------------------------------------------------------------------------------------------
Charles A. Rizzo 5                 Director, Deutsche Asset Management (April 2000 to present); Formerly, Vice
8/5/57                             President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank
Treasurer since 2002               Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now
                                   PricewaterhouseCoopers LLP) (1993-1998).

------------------------------------------------------------------------------------------------------------------------------------
Salvatore Schiavone 5              Director, Deutsche Asset Management.
11/03/65
Assistant Treasurer since 2003

------------------------------------------------------------------------------------------------------------------------------------
Lucinda H. Stebbins 5              Director, Deutsche Asset Management.
11/19/45
Assistant Treasurer since 2003

------------------------------------------------------------------------------------------------------------------------------------
Kathleen Sullivan D'Eramo 5        Director, Deutsche Asset Management.
1/25/57
Assistant Treasurer since 2003

------------------------------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch                   Managing Director, Deutsche Asset Management (2002-present) and Director,
3/27/54                            Deutsche Global Funds Ltd. (2002-present). Formerly, Director, Deutsche Asset
Assistant Secretary since 2003     Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche
                                   Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States
                                   Securities and Exchange Commission (1993-1998).

------------------------------------------------------------------------------------------------------------------------------------
Caroline Pearson 5                 Managing Director, Deutsche Asset Management.
4/01/62
Assistant Secretary since 2002

------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise indicated, the mailing address of each Director and Officer with respect to fund operations is One South Street, Baltimore, MD 21202.
2 Length of time served represents the date that each Director or Officer first began serving in that position with the Scudder Investments VIT Funds of which this fund is a series.
3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
4 Mr. Hale is a Director who is an 'interested person' within the meaning of
  Section 2(a)(19) of the 1940 Act. Mr. Hale is Vice President of Deutsche Asset Management, Inc. and a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank AG and its affiliates.
5 Address: Two International Place, Boston, Massachusetts.

The Fund's Statement of Additional Information includes additional information about the Fund Trustees. To receive your free copy of the Statement of Additional Information, call toll-free: 1-800-621-1048.

--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
TAX INFORMATION (Unaudited)

DECEMBER 31, 2003

DIVIDENDS RECEIVED DEDUCTION: Of the ordinary income (including short-term capital gain) distributions made by the Scudder VIT Equity 500 Index Fund during the fiscal year ended December 31, 2003, 100% qualify for the dividend received deduction available to corporate shareholders.


--------------------------------------------------------------------------------
                                       27

ABOUT THE FUND'S ADVISOR

Deutsche Asset Management, Inc., an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Fund's Advisor.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the United States for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation.




Distributed by:            This information must be preceded or accompanied by a
PFPC Distributors, Inc.    current prospectus.
760 Moore Road
King of Prussia, PA 19406  Portfolio changes should not be considered recommendations for action by individual investors.

                           VIT6SA (12/31/03) MARS#24745

[Scudder logo omitted]     [Recycle logo omitted]
[DEAM logo omitted]        Printed on recycled paper

ITEM 2. CODE OF ETHICS.

                  As of the end of the period, December 31, 2003, Scudder VIT Equity 500 Index Fund has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

                  The Fund's Board of Directors/Trustees has determined that the Fund has at least one "audit committee financial expert" serving on its audit committee: Mr. S. Leland Dill. This audit committee member is "independent," meaning that he is not an "interested person" of the Fund (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

                  An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert" designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                          SCUDDER EQUITY 500 INDEX FUND
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young, LLP ("E&Y"), the Fund's auditor, billed to the Fund during the Fund's last two fiscal years. For engagements with E&Y entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

               SERVICES THAT THE FUND'S AUDITOR BILLED TO THE FUND

-----------------------------------------------------------------------------------------------
   Fiscal Year                                                                      All
      Ended      Audit Fees Billed     Audit-Related     Tax Fees Billed to  Other Fees Billed
   December 31        to Fund       Fees Billed to Fund         Fund              to Fund
-----------------------------------------------------------------------------------------------
2003                $30,150                $0                  $1,816              $0
-----------------------------------------------------------------------------------------------
2002                $28,634                $0                  $1,716              $0
-----------------------------------------------------------------------------------------------

The above "Tax Fees" were billed for professional services rendered for tax compliance.

           SERVICES THAT THE FUND'S AUDITOR BILLED TO THE ADVISER AND
                        AFFILIATED FUND SERVICE PROVIDERS

The following table shows the amount of fees billed by E&Y to Deutsche Investment Management Americas, Inc. ("DeIM" or the "Adviser"), and any entity controlling, controlled by or under common control with DeIM ("Control Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                         Audit-Related        Tax Fees              All
                         Fees Billed to       Billed to      Other Fees Billed
   Fiscal Year            Adviser and        Adviser and       to Adviser and
       Ended            Affiliated Fund    Affiliated Fund    Affiliated Fund
    December 31        Service Providers  Service Providers  Service Providers
--------------------------------------------------------------------------------
2003                       $112,900             $0                  $0
--------------------------------------------------------------------------------
2002                       $212,800             $0                  $0
--------------------------------------------------------------------------------


The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls and additional related procedures.

                               NON-AUDIT SERVICES

The following table shows the amount of fees that E&Y billed during the Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund's operations and financial reporting. The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y's independence.

-------------------------------------------------------------------------------------------------
                                  Total Non-Audit Fees
                                 billed to Adviser and
                                    Affiliated Fund
                                   Service Providers     Total Non-Audit Fees
                                 (engagements related     billed to Adviser
                                   directly to the       and Affiliated Fund
                    Total           operations and        Service Providers
  Fiscal Year   Non-Audit Fees   financial reporting          (all other
     Ended      Billed to Fund      of the Fund)             engagements)      Total of (A), (B)
  December 31        (A)                (B)                       (C)               and (C)
-------------------------------------------------------------------------------------------------
2003                $1,816                 $0                 $3,742,000          $3,743,816
-------------------------------------------------------------------------------------------------
2002                $1,716                 $0                  $963,492           $965,208
-------------------------------------------------------------------------------------------------

All other engagement fees were billed for services in connection with risk management and process improvement initiatives for DeIM and other related entities that provide support for the operations of the fund.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.



ITEM 10. CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.



(b) There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation and until the filing of this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)    Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder VIT Equity 500 Index Fund


By:                                 /s/ Richard T. Hale
                                    -----------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               February 27, 2004
                                    -----------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder VIT Equity 500 Index Fund

By:                                 /s/ Richard T. Hale
                                    -----------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               February 27, 2004
                                    -----------------------------




By:                                 /s/ Charles A. Rizzo
                                    -----------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               February 27, 2004
                                    -----------------------------